Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2018
Long-Term Debt [Abstract]
Schedule Of Long-Term Debt

	As of
	December 31,
(In millions)	2018	2017
Term Loan Facility maturing in 2025(1)	$639	$—
Revolving Credit Facility maturing in 2023	—	—
2026 Notes(2)	344	—
Other	1	9
Less current portion	(7)	(9)
Total long-term debt	$977	—

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(1)	As of December 31, 2018, presented net of $8 million in unamortized debt issuance costs and $2 million in unamortized original issue discount paid.
(2)	As of December 31, 2018, presented net of $6 million in unamortized debt issuance costs.